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May 5, 1997

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:  Separate Account I of National Integrity Life Insurance Company
     ("Registrant")
     Rule 497(j) Prospectuses and Statements of Additional Information Filing Registration No. 33-56658

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that the forms of Prospectuses and Statements of Additional Information dated May 1, 1997, for the GrandMaster II, GrandMaster III, and IQ The SmartAnnuity Flexible Premium Variable Annuities issued by the Registrant, that would have been filed pursuant to Rule 497(c), would not have differed from the forms of Prospectuses and Statements of Additional Information contained in Registrant's post-effective amendment to its Registration Statement on Form N-4 filed electronically on May 1, 1997.

Sincerely,


/s/ Sheri L. Bean
Paralegal